Introduction and overview of Group's risk management - Foreign exchange exposure on intercompany loans (Details) - Foreign exchange risk - Inter Company Loans [Member] - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Nigeria, Nairas
Introduction and overview of Group's risk management
Payable to related parties	$ 1,524.6	$ 2,135.5
Rwanda, Rwanda Francs
Introduction and overview of Group's risk management
Payable to related parties		9.5
Zambia, Kwacha
Introduction and overview of Group's risk management
Payable to related parties	96.2	89.1
Brazil, Brazil Real
Introduction and overview of Group's risk management
Payable to related parties	209.8
United States of America, Dollars
Introduction and overview of Group's risk management
Payable to related parties	$ 64.7	$ 84.9